Earnings per share (Tables)	6 Months Ended
Jun. 30, 2021
Earnings per share [Abstract]
Earnings per share	Diluted earnings per share equal basic earnings per share for the six-month period ended June 30, 2020.

Item	For the six-month period ended June 30,
	2021	2020
	($ in thousands)
Loss attributable to Atlantica	(6,829)	(28,171)
Average number of ordinary shares outstanding (thousands) - basic	110,594	101,602
Average number of ordinary shares outstanding (thousands) - diluted	113,941	101,602
Earnings per share for the period (U.S. dollar per share) - basic	(0.06)	(0.28)
Earnings per share for the period (U.S. dollar per share) - diluted	(0.06)	(0.28)